EMPLOYEE BENEFITS (Details) - Schedule of Employee Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of employee benefits [Abstract]
Salaries and wages	$ 721	$ 691	$ 656
Pension costs	22	20	20
Share-based payment expense (Note 9)	28	15	18
Other	25	26	22
Included in cost of sales, other expenses and corporate administration, marketing and related expenses	$ 796	$ 752	$ 716